Statutory Reserves and Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Reserve percentage	10.00%
Registered capital percentage	50.00%
Restricted net asset	$ 378,506	$ 156,333